Finance income and costs	12 Months Ended
Dec. 31, 2024
Finance income and costs
Finance income and costs

8Finance income and costs

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Finance costs
Interest expense on bank borrowings	(579)	(4,105)	(948)
Interest expense on other borrowings	(12,375)	(4,511)	(2,986)
Interest expense on lease liabilities	(8,681)	(5,858)	(4,783)
	(21,635)	(14,474)	(8,717)
Finance income
Interest income on short-term bank deposits	155	78	404
Finance costs – net	(21,480)	(14,396)	(8,313)